The Company and Summary of Significant Accounting Policies and Estimates (Details 5) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011
Adoption of new accounting standard
Maximum period for time and material and fixed price professional service contracts are generally delivered from the date of arrangement	1 year
Cost of Revenue
Classification of costs from cost of professional services revenue and other to cost of subscription and support revenue		$ 783,000
Adjustment | Adoption of ASU 2009-13
Adoption of new accounting standard
Decrease in revenue		$ 453,000